Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 4,330	$ 4,402		$ 6,566
Current account	662,958	472,313		190,061
Total	$ 667,288	$ 476,715	$ 73,625	$ 196,627	$ 239,342	$ 174,813